GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7. GOODWILL AND INTANGIBLE ASSETS, NET
Intangibles assets and goodwill net are as follows:

	June 30, 2024	December 31, 2023
	In millions of COP
Goodwill (1)	8,484,039	7,818,125
Intangible assets	707,259	671,572

Total intangible assets and goodwill, net	9,191,298	8,489,697

(1)	The increase is due to the variation in the exchange rate.
The detail of intangible assets as of December 31, 2023 is included in the annual report of the 2023 Consolidated Financial Statements; in the six-months
period ended June 30, 2024 there have been no relevant changes in the composition of the Bank intangible assets.